Investments Accounted for Using the Equity Method (Investments Recognized in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 3,504,393	¥ 4,088,888
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	476,761	276,043
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 3,027,632	¥ 3,812,845